Exhibit 99.1

World Omni Auto Receivables Trust 2022-A
Monthly Servicer Certificate
May 31, 2024

Dates Covered
Collections Period	05/01/24 - 05/31/24
Interest Accrual Period	05/15/24 - 06/16/24
30/360 Days	30
Actual/360 Days	33
Distribution Date	06/17/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/24	328,003,793.46	19,617
Yield Supplement Overcollateralization Amount 04/30/24	7,255,154.66	0
Receivables Balance 04/30/24	335,258,948.12	19,617
Principal Payments	14,537,955.63	395
Defaulted Receivables	416,411.45	18
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/24	6,745,885.35	0
Pool Balance at 05/31/24	313,558,695.69	19,204

Pool Statistics	$ Amount	# of Accounts
Pool Factor	33.22%
Prepayment ABS Speed	1.21%
Aggregate Starting Principal Balance	964,210,703.53	37,826

Delinquent Receivables:
Past Due 31-60 days	7,138,095.62	303
Past Due 61-90 days	1,793,183.63	76
Past Due 91-120 days	457,111.67	24
Past Due 121+ days	0.00	0
Total	9,388,390.92	403

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.93%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.70%
Delinquency Trigger Occurred	NO

Recoveries	346,705.11
Aggregate Net Losses/(Gains) - May 2024	69,706.34
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.25%
Prior Net Losses/(Gains) Ratio	-0.19%
Second Prior Net Losses/(Gains) Ratio	0.67%
Third Prior Net Losses/(Gains) Ratio	0.65%
Four Month Average	0.35%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.56%

Overcollateralization Target Amount	4,644,197.93
Actual Overcollateralization	4,644,197.93
Weighted Average Contract Rate	4.36%
Weighted Average Contract Rate, Yield Adjusted	5.89%
Weighted Average Remaining Term	37.79

Flow of Funds	$ Amount
Collections	16,092,723.29
Investment Earnings on Cash Accounts	12,805.26
Servicing Fee	(279,382.46)
Transfer to Collection Account	-
Available Funds	15,826,146.09

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	405,320.77
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	52,256.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	29,601.25
(7) Noteholders' Third Priority Principal Distributable Amount	9,800,899.84
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,644,197.93
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	893,870.05

Total Distributions of Available Funds	15,826,146.09

Servicing Fee	279,382.46
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	884,710,000.00
Original Class B	27,870,000.00
Original Class C	13,930,000.00

Total Class A, B, & C
Note Balance @ 05/15/24	323,359,595.53
Principal Paid	14,445,097.77
Note Balance @ 06/17/24	308,914,497.76

Class A-1
Note Balance @ 05/15/24	0.00
Principal Paid	0.00
Note Balance @ 06/17/24	0.00
Note Factor @ 06/17/24	0.0000000%

Class A-2
Note Balance @ 05/15/24	0.00
Principal Paid	0.00
Note Balance @ 06/17/24	0.00
Note Factor @ 06/17/24	0.0000000%

Class A-3
Note Balance @ 05/15/24	202,409,595.53
Principal Paid	14,445,097.77
Note Balance @ 06/17/24	187,964,497.76
Note Factor @ 06/17/24	61.4705009%

Class A-4
Note Balance @ 05/15/24	79,150,000.00
Principal Paid	0.00
Note Balance @ 06/17/24	79,150,000.00
Note Factor @ 06/17/24	100.0000000%

Class B
Note Balance @ 05/15/24	27,870,000.00
Principal Paid	0.00
Note Balance @ 06/17/24	27,870,000.00
Note Factor @ 06/17/24	100.0000000%

Class C
Note Balance @ 05/15/24	13,930,000.00
Principal Paid	0.00
Note Balance @ 06/17/24	13,930,000.00
Note Factor @ 06/17/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	487,178.27
Total Principal Paid	14,445,097.77
Total Paid	14,932,276.04

Class A-1
Coupon	0.39629%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.15000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.66000%
Interest Paid	279,999.94
Principal Paid	14,445,097.77
Total Paid to A-3 Holders	14,725,097.71

Class A-4
Coupon	1.90000%
Interest Paid	125,320.83
Principal Paid	0.00
Total Paid to A-4 Holders	125,320.83

Class B
Coupon	2.25000%
Interest Paid	52,256.25
Principal Paid	0.00
Total Paid to B Holders	52,256.25

Class C
Coupon	2.55000%
Interest Paid	29,601.25
Principal Paid	0.00
Total Paid to C Holders	29,601.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.5258208
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.5908709
Total Distribution Amount	16.1166917

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.9156908
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	47.2401654
Total A-3 Distribution Amount	48.1558562

A-4 Interest Distribution Amount	1.5833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5833333

B Interest Distribution Amount	1.8750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8750000

C Interest Distribution Amount	2.1250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.1250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	678.49
Noteholders' Principal Distributable Amount	321.51

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/24	2,322,098.97
Investment Earnings	10,344.42
Investment Earnings Paid	(10,344.42)
Deposit/(Withdrawal)	-
Balance as of 06/17/24	2,322,098.97
Change	-

Required Reserve Amount	2,322,098.97

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,113,257.41	$2,187,381.20	$2,672,244.99
Number of Extensions	92	93	114
Ratio of extensions to Beginning of Period Receivables Balance	0.63%	0.62%	0.73%